SHARE-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Sep. 22, 2019	Mar. 26, 2013	Sep. 30, 2021	Sep. 30, 2020	Nov. 19, 2018	Feb. 14, 2018	Apr. 20, 2016	Nov. 13, 2015
SHARE-BASED COMPENSATION
Exercise prices	$ 1.03
Share-based Payment Arrangement, Plan Modification, Incremental Cost	$ 4.1
Incremental cost related to vested option	2.1
Incremental cost related to unvested option	$ 2.0
Minimum
SHARE-BASED COMPENSATION
Threshold Exercise Price	$ 1.03
Maximum
SHARE-BASED COMPENSATION
Threshold Exercise Price	$ 3.00
Outstanding weighted average stock options
SHARE-BASED COMPENSATION
Service period (in years)		4 years
Expiration period (in years)		3 months
Granted (in shares)			306,513	3,658,725
Granted (in shares)			352,338
Outstanding weighted average stock options | 2013 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued		34,275,990					65,000,000	40,942,650
Vesting percentage		25.00%
Outstanding weighted average stock options | 2018 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued						87,742,890
Outstanding weighted average stock options | 2018 Second Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares issued					102,040,053